Inventories	12 Months Ended
Dec. 31, 2023
Inventories
Inventories

16 Inventories

in EUR k	Dec 31, 2023	Dec 31, 2022
Raw materials, consumables and supplies	2,268	1,801
Finished goods and merchandise	195	18
Inventories	2,463	1,819

In the year ended December 31, 2023, raw materials, consumables, and changes in inventories of finished goods recorded as expenses under “cost of sales” came to EUR 12,790k (2022: EUR 19,525k; 2021: EUR 9,467k). During 2023, the Company recognized an expense of EUR 226k (2022: nil) in respect of write downs of inventory.